Inventories, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventories, Net
Editorial and other pre-publication costs	$ 161	$ 298
Merchandise finished goods	18,102	11,490
Total	18,263	11,788
Inventory reserves	$ 1,100	$ 200